Document and Entity Information	Mar. 23, 2020
Cover [Abstract]
Entity Registrant Name	PACCAR FINANCIAL CORP
Amendment Flag	false
Entity Central Index Key	0000731288
Document Type	8-K
Document Period End Date	Mar. 23, 2020
Entity Incorporation State Country Code	WA
Entity File Number	001-11677
Entity Tax Identification Number	91-6029712
Entity Address, Address Line One	777 106th Avenue NE
Entity Address, City or Town	Bellevue
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98004
City Area Code	(425)
Local Phone Number	468-7100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Series O Medium-Term Notes $250.0 Million Due August 11, 2021
Trading Symbol	PCAR /21
Security Exchange Name	NYSE
Entity Emerging Growth Company	false